COMMITMENTS AND CONTINGENCIES (TABLES)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating lease agreements

        Future minimum lease payments under these non-cancellable operating lease agreements as of December 31, 2012 are as follows (in RMB thousands):

For the year ending December 31,
2013	99,748
2014	57,429
2015	43,655
2016	10,101
2017	5,135
2018	1,059

Total	217,127

Schedule of future minimum service fees

        The Group is required to pay annual minimum service fees to Realogy for the licensing of the CENTURY 21® brand to 2025. The minimum service fees is the greater of the minimum of US$100,000 (approximately RMB623,010) or an amount calculated by multiplying US$500 (approximately RMB3,115) by the number of sales offices in the Group's CENTURY 21® franchise network. The minimum service fees for future years are as follows (in RMB thousands):

2013	623
2014	623
2015	623
2016	623
2017	623
Thereafter	4,517

Total	7,632